Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 7	$ 3	$ 21
Trade accounts receivable - net (Note 10)	652	559	635
Amounts receivable from members related to income taxes (Note 9)	3
Materials and supplies inventories - at average cost	136	116	91
Prepayments and other current assets	100	94	88
Total current assets	898	772	861
Investments and other property (Note 10)	122	120	113
Property, plant and equipment - net (Note 10)	18,631	16,090	14,879
Goodwill (Note 1)	4,751	4,064	4,064
Regulatory assets (Note 2)	1,775	1,691	2,180
Operating lease ROU assets and other (Note 6)	106	15	23
Total assets	26,283	22,752	22,120
Current liabilities:
Short-term borrowings (Note 4)	1,073	813	950
Long-term debt due currently (Note 5)	361	600	550
Trade accounts payable	370	300	242
Amounts payable to members related to income taxes (Note 9)	13	26	21
Accrued taxes other than amounts related to income	131	199	190
Accrued interest	78	68	83
Operating lease and other current liabilities (Note 6)	225	209	188
Total current liabilities	2,251	2,215	2,224
Long-term debt, less amounts due currently (Note 5)	7,470	5,835	5,567
Liability in lieu of deferred income taxes (Note 9)	1,747	1,602	1,517
Regulatory liabilities (Note 2)	2,756	2,697	2,807
Employee benefit, operating lease and other obligations (Notes 6, 8 and 10)	2,013	1,943	2,102
Total liabilities	16,237	14,292	14,217
Commitments and contingencies (Note 6)
Membership interests (Note 7):
Capital account number of interests outstanding 2019 and 2018 - 635,000,000	10,210	8,624	8,004
Accumulated other comprehensive loss	(164)	(164)	(101)
Total membership interests	10,046	8,460	7,903
Total liabilities and membership interests	$ 26,283	$ 22,752	$ 22,120